Cover	12 Months Ended
Dec. 31, 2024 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	true
Document Financial Statement Restatement Recovery Analysis [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	International Financial Reporting Standards
ICFR Auditor Attestation Flag	false
Amendment Flag	false
Document Period End Date	Dec. 31, 2024
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Entity Information [Line Items]
Entity Registrant Name	Adlai Nortye Ltd.
Entity Central Index Key	0001944552
Entity File Number	001-41773
Entity Incorporation, State or Country Code	E9
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	c/o PO Box 309
Entity Address, Address Line Two	Ugland House
Entity Address, City or Town	Grand Cayman
Entity Address, Country	KY
Entity Address, Postal Zip Code	KY1-1104
Entity Listings [Line Items]
Title of 12(b) Security	American Depositary Shares, each representing three Class A Ordinary Shares, par value $0.0001 per share
Trading Symbol	ANL
Security Exchange Name	NASDAQ
Ordinary Shares [Member]
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	110,700,803
ClassA Ordinary Shares
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	93,710,803
ClassB Ordinary Shares
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	16,990,000
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Yang Lu
Contact Personnel Email Address	ir@adlainortye.com
Entity Address, Address Line One	685 US Highway 1
Entity Address, Address Line Two	North Brunswick Township
Entity Address, City or Town	NJ
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08902
Entity Phone Fax Numbers [Line Items]
City Area Code	+1
Local Phone Number	848 230 7430